OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	$ (12,783)	$ (38,242)
Deferred revenue	(6,080)	(5,584)
Contract liability for other revenue (note 5)	(4,177)	0
Demurrage cost (note 5)	$ (1,608)	$ 0
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Current portion of operating lease liability (note 13)	$ (1,328)	$ (3,006)
Liability for UK tax leases (note 29)	0	(71,739)
Other payables	(1,469)	(455)
Other current liabilities	(27,445)	(136,414)
Debt guarantee | CoolCo
Mark-to-market swaps valuation:
Other payables	(900)
Commodity swap
Mark-to-market swaps valuation:
MTM liability on TTF linked commodity swap derivatives (note 27)	0	(88)
Interest rate swap
Mark-to-market swaps valuation:
MTM liability on TTF linked commodity swap derivatives (note 27)	0	(17,300)
Embedded derivative financial instrument, oil derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	(10,000)	(10,000)
Embedded derivative financial instruments, gas derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	$ (2,800)	$ (28,300)